Segment Reporting (Details) - Segment	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Number of reportable segments not disclosed flag	true
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer	Chief Executive Officer
Description of CODM	The chief operating decision maker assesses performance and decides how to allocate resources based on net income (loss) that is also reported on the income statement as net income (loss).	The chief operating decision maker assesses performance and decides how to allocate resources based on net income (loss) that is also reported on the income statement as net income (loss).
Number of reportable segment		1